Average Annual Total Returns - FidelityInternationalDiscoveryFund-RetailPRO - FidelityInternationalDiscoveryFund-RetailPRO - Fidelity International Discovery Fund	Dec. 30, 2023
Fidelity International Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(24.83%)
Past 5 years	1.40%
Past 10 years	5.10%
Fidelity International Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.74%)
Past 5 years	0.49%
Past 10 years	4.40%
Fidelity International Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.50%)
Past 5 years	1.24%
Past 10 years	4.17%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%